Deferred Income Tax asset and liability - Disclosure of temporary difference unused tax losses and unused tax credits explanatory (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets and liabilities [abstract]
Deferred Tax Liability	S/ (81,899)	S/ 0
Deferred Tax Liability Asset	165,787	142,367
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred Tax Liability Asset	165,787	142,367
Provision for loan portfolio and other provisions [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	291,634	316,208
Modification of rescheduled loan cash flows [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	(7,943)	4,184
Deferred income from indirect credits (stand-by letters) [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	2,319	3,958
Right-of-use assets [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	3,405	3,281
Net unrealized losses from fluctuation in investments through other comprehensive income [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	11,688	3,151
Unrealized (loss) gain from derivatives [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	245	(7,453)
Leveling of assets and liabilities [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	16,357	(27,773)
Recording of past-due and refinanced loans (Stages 1, 2, 3) [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	(74,401)	(47,746)
Tax loss [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	28,054	408
Deferred service income [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	7,485	0
Other deferred assets [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Asset	40,593	29,621
Deemed Cost of fixed assets [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Liability	(61,403)	(62,125)
Amortization of intangible assets net [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Liability	(62,213)	(69,465)
Deferred cost of POS affiliation and registration [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Liability	(26,980)
Other deferred liabilities [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Liability	(3,053)	(3,882)
Higher value of intangibles generated by business combination, Note 1(d)
Net deferred tax assets and liabilities [abstract]
Net deferred tax Liability	80,852	0
Higher value of IME and right-of-use generated by business combination, Note 1(d)
Net deferred tax assets and liabilities [abstract]
Net deferred tax Liability	1,047	0
Total deferred income tax Liability net [Member]
Deferred tax assets and liabilities [abstract]
Deferred Tax Liability Asset	81,899	0
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred Tax Liability Asset	S/ 81,899	S/ 0